Summary of Significant Accounting Policies - Schedule of Restatement of Previously Issued Financial Statements (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023		Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues	$ 44,389	$ 46,687	$ 48,423	$ 46,416	[1]	$ 94,839	$ 141,526	$ 187,993	$ 215,531	$ 193,146
General and administrative expenses				20,909
Total costs and expenses	40,628	52,235	44,640	50,564	[1]	95,204	147,439	206,450	285,153	201,324
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	(658)			360	[2]	(415)	(196)	1,792	17,216	5,487
Changes in operating assets and liabilities:
Accounts receivable	$ 3,923			1,677	[2]	2,882	5,320	$ 4,488	$ (16,270)	$ (13,609)
Previously Reported
Income Statement [Abstract]
Net revenues		47,725	50,852	48,007		98,859	146,584
General and administrative expenses				22,500
Total costs and expenses		53,273	47,069	52,155		99,224	152,497
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses				1,951		3,605	4,862
Changes in operating assets and liabilities:
Accounts receivable				86		(1,138)	262
Adjustment
Income Statement [Abstract]
Net revenues		(1,038)	(2,429)	(1,591)		(4,020)	(5,058)
General and administrative expenses				(1,591)
Total costs and expenses		$ (1,038)	$ (2,429)	(1,591)		(4,020)	(5,058)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses				(1,591)		(4,020)	(5,058)
Changes in operating assets and liabilities:
Accounts receivable				$ 1,591		$ 4,020	$ 5,058

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.